Deferred Policy Acquisition Costs (Details) - Schedule of deferred policy acquisition costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of deferred policy acquisition costs [Abstract]
Opening balance	$ 41,713	$ 36,404	$ 32,916
Acquisition costs during the year	84,002	64,675	62,269
Charged to consolidated statement of income	(70,543)	(59,366)	(58,781)
Ending balance	$ 55,172	$ 41,713	$ 36,404